Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 804	£ 874
Lease liabilities included in the balance sheet	633	683
Current	68	73
Non-current	565	610
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	92	100
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	318	333
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 394	£ 441